Cover	Jul. 18, 2022
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this "Amendment No. 1") amends Item 9.01 of the Current Report on Form 8-K filed by Mondee Holdings, Inc. (the "Company") on July 20, 2022 (the "Original Report"), in which the Company reported, among other events, the completion of the Business Combination. This Amendment No. 1 amends (i) Item 9.01(a) in the Original Report to include the condensed consolidated financial statements of Mondee Holdings II, Inc. as of and for the fiscal quarter ended June 30, 2022 and 2021 and related notes and Management's Discussion and Analysis of Financial Condition and Results of Operations of Mondee Holdings II, Inc. for the fiscal quarter ended June 30, 2022 and (ii) Item 9.01(b) in the Original Report to include the unaudited pro forma condensed combined financial information of the Company as of the three and six months ended June 30, 2022 and for the year ended December 31, 2021. This Amendment No. 1 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company subsequent to the filing date of the Original Report.
Document Period End Date	Jul. 18, 2022
Entity File Number	001-39943
Entity Registrant Name	MONDEE HOLDINGS, INC.
Entity Central Index Key	0001828852
Entity Tax Identification Number	88-3292448
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	10800 Pecan Park Blvd.
Entity Address, Address Line Two	Suite 315
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78750
City Area Code	650
Local Phone Number	646-3320
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, $0.001 par value per share
Trading Symbol	MOND
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	MONDW
Security Exchange Name	NASDAQ